SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Excalibur Management Corporation
Address: 121 High Street
         Boston  MA  02110-2447

13F File Number:  28-5354

The institutional investment manager filing this report and the peron by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael A. Delduchetto
Title:   President
Phone:   617-451-6707
Signature, Place, and Date of Signing:

   Michael A. Delduchetto      Boston, Massachusetts       January 29, 2002

Report Type  (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:  59

Form 13F Information Table Value Total:  $105,969

List of Other Included Managers:

none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100      229  4100.00 SH       SOLE                  4100.00
AMDOCS LTD                     COM              G02602103      437 12875.00 SH       SOLE                 12875.00
AMERICAN EXPRESS COMPANY       COM              025816109      542 15185.00 SH       SOLE                 15185.00
AMERICAN HOME PRODUCTS         COM              026609107     1941 31640.00 SH       SOLE                 31640.00
AMERICAN INTERNATIONAL GROUP   COM              026874107     3920 49367.00 SH       SOLE                 49367.00
ANADARKO                       COM              032511107     2548 44825.00 SH       SOLE                 44825.00
AVITAR INC                     COM              053801106        8 10000.00 SH       SOLE                 10000.00
BANK OF NEW YORK CO. INC.      COM              064057102     1389 34045.00 SH       SOLE                 34045.00
BERKSHIRE HATHAWAY INC-CL B    COM              084670207     2007   795.00 SH       SOLE                   795.00
BP AMOCO PLC - SPONS ADR       COM              055622104      860 18480.00 SH       SOLE                 18480.00
BRISTOL-MYERS SQUIBB CO.       COM              110122108     3126 61288.00 SH       SOLE                 61288.00
CARLISLE COMPANIES             COM              142339100      451 12200.00 SH       SOLE                 12200.00
CISCO SYSTEMS                  COM              17275R102     1094 60395.00 SH       SOLE                 60395.00
CITIGROUP INC                  COM              172967101     2838 56229.01 SH       SOLE                 56229.01
COCA COLA COMPANY              COM              191216100      915 19400.00 SH       SOLE                 19400.00
COMMONWEALTH INDUSTRIES INC    COM              203004106       78 16500.00 SH       SOLE                 16500.00
COMPUTER SCIENCES CORP         COM              205363104     1038 21188.00 SH       SOLE                 21188.00
CONOCO INC                     COM              208251504     2776 98087.00 SH       SOLE                 98087.00
DUPONT (E.I.) DE NEMOURS & CO. COM              263534109     9465 222646.00SH       SOLE                222646.00
EMC CORP MASS                  COM              268648102     2581 192046.00SH       SOLE                192046.00
EXXON MOBIL CORP               COM              30231g102     3904 99334.00 SH       SOLE                 99334.00
FEDERAL NATIONAL MORTGAGE ASSO COM              313586109     1125 14145.00 SH       SOLE                 14145.00
FIRST NATL LINCOLN CP/ME       COM              335716106      778 35200.00 SH       SOLE                 35200.00
FLEET BOSTON FINANCIAL CORP    COM              339030108      225  6170.00 SH       SOLE                  6170.00
GENERAL ELECTRIC               COM              369604103    14514 362129.00SH       SOLE                362129.00
GOLDMAN SACHS                  COM              38141g104     1063 11465.00 SH       SOLE                 11465.00
HOME DEPOT, INC.               COM              437076102     1427 27972.00 SH       SOLE                 27972.00
INTEL CORP                     COM              458140100     1076 34210.00 SH       SOLE                 34210.00
INTERNATIONAL BUSINESS MACHINE COM              459200101     1736 14350.00 SH       SOLE                 14350.00
INTERPUBLIC GROUP COS INC      COM              460690100      319 10800.00 SH       SOLE                 10800.00
J P MORGAN CHASE & CO.         COM              46625h100      209  5736.00 SH       SOLE                  5736.00
JOHNSON & JOHNSON              COM              478160104     2744 46430.00 SH       SOLE                 46430.00
KRAFT FOODS INC-A              COM              50075n104      337  9900.00 SH       SOLE                  9900.00
LIBERTY MEDIA CORP-A           COM              530718105      140 10000.00 SH       SOLE                 10000.00
MERCK & COMPANY                COM              589331107     8593 146147.00SH       SOLE                146147.00
MICROSOFT                      COM              594918104      356  5376.00 SH       SOLE                  5376.00
MINNESOTA MINING & MFG.        COM              604059105     1430 12100.00 SH       SOLE                 12100.00
MORGAN STANLEY, DEAN WITTER, D COM              617446448      780 13940.00 SH       SOLE                 13940.00
NEWTON FINANCIAL CORP          COM              652772104      260  8400.00 SH       SOLE                  8400.00
PEPSICO                        COM              713448108     2174 44658.00 SH       SOLE                 44658.00
PFIZER                         COM              717081103     3133 78613.00 SH       SOLE                 78613.00
PNC BANK                       COM              693475105      506  9000.00 SH       SOLE                  9000.00
PROCTER & GAMBLE               COM              742718109     2501 31600.00 SH       SOLE                 31600.00
ROYAL DUTCH PETE NY 5 GUILDR   COM              780257804      235  4800.00 SH       SOLE                  4800.00
SBC COMMUNICATIONS, INC.       COM              78387G103     2115 53993.00 SH       SOLE                 53993.00
SCHERING-PLOUGH CORP.          COM              806605101     1656 46256.00 SH       SOLE                 46256.00
STANDARD & POOR'S DEPOSITARY R COM              78462f103      635  5553.59 SH       SOLE                  5553.59
STATE STREET CORP COM          COM              857477103     1651 31600.00 SH       SOLE                 31600.00
SUN LIFE FINANCIAL SERVICES OF COM                             281 13000.00 SH       SOLE                 13000.00
SYSTEMSOFT CORP                COM              871926101        0 47000.00 SH       SOLE                 47000.00
TEXAS UTILITIES                COM              882848104      288  6100.00 SH       SOLE                  6100.00
UNITED TECHNOLOGIES CORP.      COM              913017109     1228 19000.00 SH       SOLE                 19000.00
VALLEY NATIONAL BANCORP        COM              919794107      451 13673.00 SH       SOLE                 13673.00
VERIZON COMMUNICATIONS         COM              92343v104      723 15244.00 SH       SOLE                 15244.00
VODAFONE GROUP PLC ADR         COM              92857w100     2373 92420.00 SH       SOLE                 92420.00
WACHOVIA CORP                  COM              929903102     3324 105986.00SH       SOLE                105986.00
WILMINGTON TRUST CORPORATION   COM              971807102     3355 53000.00 SH       SOLE                 53000.00
AIM VALUE FUND CL-B            MF               008879728      204 19814.416SH       SOLE                19814.416
VANGUARD INDEX EXTENDED MARKET MF               922908207      215 9301.820 SH       SOLE                 9301.820